Quarterly Holdings Report
for
Fidelity® Sustainable U.S. Equity ETF
October 31, 2023
SUE-NPRT1-1223
1.9901535.102
Common Stocks - 97.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.3%
Entertainment - 3.0%
Netflix, Inc. (a)	447	184,025
The Walt Disney Co. (a)	1,260	102,803
		286,828
Interactive Media & Services - 3.2%
Alphabet, Inc. Class A (a)	2,522	312,930
Media - 2.1%
Comcast Corp. Class A	2,830	116,851
Interpublic Group of Companies, Inc.	3,080	87,472
		204,323
TOTAL COMMUNICATION SERVICES		804,081
CONSUMER DISCRETIONARY - 9.7%
Automobile Components - 0.7%
Aptiv PLC (a)	826	72,027
Automobiles - 1.0%
General Motors Co.	2,246	63,337
Tesla, Inc. (a)	183	36,754
		100,091
Broadline Retail - 3.0%
Amazon.com, Inc. (a)	2,203	293,197
Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc. (a)	1,178	61,020
Hotels, Restaurants & Leisure - 1.6%
Marriott International, Inc. Class A	803	151,414
Household Durables - 0.7%
Taylor Morrison Home Corp. (a)	1,781	68,248
Specialty Retail - 1.4%
Lowe's Companies, Inc.	721	137,401
Textiles, Apparel & Luxury Goods - 0.7%
Tapestry, Inc.	2,321	63,967
TOTAL CONSUMER DISCRETIONARY		947,365
CONSUMER STAPLES - 5.4%
Consumer Staples Distribution & Retail - 1.6%
Albertsons Companies, Inc.	4,466	96,912
Sprouts Farmers Market LLC (a)	1,409	59,206
		156,118
Food Products - 0.9%
Darling Ingredients, Inc. (a)	1,080	47,833
Nomad Foods Ltd. (a)	2,889	39,926
		87,759
Household Products - 2.4%
Procter & Gamble Co.	1,547	232,096
Personal Care Products - 0.5%
Estee Lauder Companies, Inc. Class A	393	50,646
TOTAL CONSUMER STAPLES		526,619
ENERGY - 3.3%
Energy Equipment & Services - 1.6%
Baker Hughes Co. Class A	4,436	152,687
Oil, Gas & Consumable Fuels - 1.7%
Cheniere Energy, Inc.	613	102,015
Occidental Petroleum Corp.	1,128	69,722
		171,737
TOTAL ENERGY		324,424
FINANCIALS - 11.9%
Banks - 1.7%
Bank of America Corp.	6,275	165,284
Capital Markets - 5.1%
BlackRock, Inc. Class A	171	104,700
Moody's Corp.	435	133,980
Northern Trust Corp.	1,812	119,429
State Street Corp.	2,133	137,856
		495,965
Consumer Finance - 1.4%
American Express Co.	962	140,481
Financial Services - 1.3%
MasterCard, Inc. Class A	337	126,830
Insurance - 2.4%
The Travelers Companies, Inc.	1,385	231,904
TOTAL FINANCIALS		1,160,464
HEALTH CARE - 13.3%
Biotechnology - 1.5%
Moderna, Inc. (a)	347	26,358
Vertex Pharmaceuticals, Inc. (a)	332	120,221
		146,579
Health Care Providers & Services - 4.9%
Centene Corp. (a)	1,716	118,370
Cigna Group	830	256,636
CVS Health Corp.	1,496	103,239
		478,245
Life Sciences Tools & Services - 3.4%
Danaher Corp.	942	180,883
ICON PLC (a)	601	146,620
		327,503
Pharmaceuticals - 3.5%
Merck & Co., Inc.	2,106	216,286
Zoetis, Inc. Class A	826	129,682
		345,968
TOTAL HEALTH CARE		1,298,295
INDUSTRIALS - 9.7%
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B	762	107,633
Building Products - 0.9%
Johnson Controls International PLC	1,832	89,805
Commercial Services & Supplies - 0.2%
Veralto Corp.	314	21,666
Electrical Equipment - 2.2%
Acuity Brands, Inc.	637	103,175
Generac Holdings, Inc. (a)	437	36,739
Regal Rexnord Corp.	572	67,731
		207,645
Machinery - 2.3%
Deere & Co.	253	92,436
Energy Recovery, Inc. (a)	1,422	21,614
Ingersoll Rand, Inc.	1,859	112,804
		226,854
Professional Services - 3.0%
KBR, Inc.	3,743	217,655
Manpower, Inc.	1,059	74,098
Verisk Analytics, Inc.	12	2,728
		294,481
TOTAL INDUSTRIALS		948,084
INFORMATION TECHNOLOGY - 27.2%
IT Services - 2.1%
Accenture PLC Class A	691	205,289
Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc. (a)	1,104	108,744
NVIDIA Corp.	933	380,477
NXP Semiconductors NV	34	5,863
ON Semiconductor Corp. (a)	1,682	105,360
SolarEdge Technologies, Inc. (a)	14	1,063
		601,507
Software - 15.9%
Adobe, Inc. (a)	326	173,452
Intuit, Inc.	511	252,919
Microsoft Corp.	2,547	861,166
Salesforce, Inc. (a)	1,346	270,317
		1,557,854
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	1,709	291,846
TOTAL INFORMATION TECHNOLOGY		2,656,496
MATERIALS - 4.7%
Chemicals - 2.0%
Linde PLC	504	192,609
Containers & Packaging - 2.7%
Avery Dennison Corp.	952	165,715
Crown Holdings, Inc.	1,265	101,959
		267,674
TOTAL MATERIALS		460,283
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Prologis (REIT), Inc.	1,821	183,466
UTILITIES - 2.4%
Electric Utilities - 1.3%
NextEra Energy, Inc.	2,110	123,013
Independent Power and Renewable Electricity Producers - 0.5%
Clearway Energy, Inc. Class C	2,200	47,762
Water Utilities - 0.6%
American Water Works Co., Inc.	517	60,825
TOTAL UTILITIES		231,600
TOTAL COMMON STOCKS (Cost $9,426,076)		9,541,177

TOTAL INVESTMENT IN SECURITIES - 97.8% (Cost $9,426,076)	9,541,177
NET OTHER ASSETS (LIABILITIES) - 2.2%	218,765
NET ASSETS - 100.0%	9,759,942

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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